Related Party Balance and Transactions (Details) - Schedule of balances of amount due from related parties - USD ($)		Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
TDue from related parties, Total		$ 76,608	$ 65,278
Due to related parties, Total		789,732
Bally [Member]
Related Party Transaction [Line Items]
TDue from related parties, Total		5,168	5,168
Zhuhai Investment [Member]
Related Party Transaction [Line Items]
TDue from related parties, Total	[1]	40,859	25,534
Mr. Xuanming Wang [Member]
Related Party Transaction [Line Items]
TDue from related parties, Total		15,681	26,664
Mr. Haiwei Zuo [Member]
Related Party Transaction [Line Items]
TDue from related parties, Total			7,912
Shidong (Suzhou) Investment Co., Ltd.[Member]
Related Party Transaction [Line Items]
TDue from related parties, Total	[2]	14,900
Shanghai Hui Yang Investment Co [Member]
Related Party Transaction [Line Items]
Due to related parties, Total	[3]	$ 789,732

[1]	The balance as of June 30, 2022 and December 31, 2021 represented the prepaid rental fee by GMB IT.
[2]	The balance as of June 30, 2022 and December 31, 2021 represented the working capital loan lent by GMB Zibo with no interest.
[3]	The balance as of June 30, 2022 represented the loans from the related party, with the annual interest rate of 4.35% and will be due on August 13, 2022.